Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized intangible assets
In-process research & development	$ 820	$ 0
Goodwill	36,350	500
Gross Carrying Amount	119,326	63,463
Accumulated Amortization	(36,075)	(33,077)
Customer lists/relationships [Member]
Amortized intangible assets
Gross Carrying Amount	70,002	51,424
Accumulated Amortization	(25,084)	(22,390)
Patents [Member]
Amortized intangible assets
Gross Carrying Amount	10,319	10,319
Accumulated Amortization	(10,319)	(10,319)
Other intangibles [Member]
Amortized intangible assets
Gross Carrying Amount	1,835	1,220
Accumulated Amortization	(672)	(368)
Total definite lived intangible assets [Member]
Amortized intangible assets
Gross Carrying Amount	82,156	62,963
Accumulated Amortization	(36,075)	(33,077)
Goodwill [Member]
Amortized intangible assets
Goodwill	36,350	500
Accumulated Amortization